share-based compensation - Weighted average assumptions (Details) - TELUS Corporation share options	6 Months Ended
Jun. 30, 2026 Y $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option award fair value (per share option) | $ / shares	$ 0.85
Risk-free interest rate	2.90%
Expected lives 1 (years) | Y	4.9
Expected volatility	18.90%
Dividend yield	9.10%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise period	10 years